COMMITMENTS AND CONTINGENCIES	5 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the (i) insider shares, which were issued in a private placement prior to the closing of this offering, (ii) Private Units (including the component securities as well as any securities underlying those component securities), which will be issued in a private placement simultaneously with the closing of the Proposed Offering and (iii) Private Units (including the component securities as well as any securities underlying those component securities) that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of our securities held by them and any other securities of the company acquired by them prior to the consummation of a Business Combination pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 225,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions.

The underwriters will not be entitled to any cash underwriting fee at closing of the Proposed Offering. The underwriters are entitled to cash underwriting fee of two percent (2%) or $1,200,000 (or up to $1,380,000 if the underwriters’ over – allotment is exercised in full) upon the closing of the Proposed Offering and deferred fee of one percent (1%) of the gross proceeds of the Proposed Offering, or $600,000 (or up to $690,000 if the underwriters’ over- allotment is exercised in full) upon closing of the Business Combination (or 5.9% of the trust balance upon the consummation of an initial business combination, whichever amount is greater). Excludes certain fees and expenses payable to the underwriters in connection with this offering. The underwriters have agreed to reimburse certain of our expenses in connection with this offering, not to exceed $600,000 (or $690,000 if the underwriter’s over-allotment option is exercised in full). The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Administrative Services Arrangement

The Company has committed to pay an affiliate of our Sponsor $10,000 per month for administrative services as discussed in Note 5 commencing from the date that the Company’s securities are first listed on Nasdaq, through the earlier of the Company’s consummation of a Business Combination and its liquidation.

BM ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS